Stockholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholder's Equity

6.   STOCKHOLDER’S DEFICIT

On April 28, 2020, we entered into a term loan credit agreement that is guaranteed by our indirect parent, comprised of a $300.0 million interest only term loan due October 4, 2023. Proceeds received from the term loan were sent to our indirect Parent, who issued us a note receivable due October 2024 with substantially similar terms as our credit agreement. As of September 30, 2020, we had receivable from our parent totaling $108 thousand for additional capital contributions as provided for in the note receivable. We also received an advance from our parent of $7.1 million to pay the debt issuance costs associated with the term loan. During the nine months ended September, 2020 and 2019, we made dividend payments of $30.8 million and $5.7 million, respectively to our Parent.

5. STOCKHOLDER’S DEFICIT During the years ended December 31, 2019 and 2018, we made dividend payments of $10.8 million and $8.4 million, respectively to our Parent.
Landcadia Holdings II, Inc
Stockholder's Equity

3.    Stockholders’ Equity

In 2015, JFG purchased an aggregate of 1,000 shares of the Company’s common stock (100% of the issued and outstanding shares) for $1,000. On February 14, 2019, the Company amended the total number of authorized shares of all classes of capital stock to 221,000,000, of which 200,000,000 shares are Class A shares at par value $0.0001 per share; 20,000,000 shares are Class B shares at par value $0.0001 per share (the “Founders Shares”); and 1,000,000 shares are Preferred stock at par value $0.0001 per share. Simultaneously, the Company reclassified all of its issued and outstanding shares of common stock to Founders Shares and conducted a 1:2,775 stock split. Also, on February 14, 2019, the Company issued 2,975,000 additional Founders Shares to FEI for $10,000. On March 13, 2019, the Company conducted a 1:1.25 stock split and on May 6, 2019 a 1:1.10 stock split of the Founders Shares. The financial statements reflect the changes from these splits retroactively for all periods presented.

Following these transactions, the Sponsors owned 7,906,250 issued and outstanding Founders Shares and the Company had $11,000 of invested capital, or approximately  $0.001 per share.

Redeemable Shares

All of the 31,625,000 Public Shares sold as part of the Public Offering contain a redemption feature as defined in the Public Offering. In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. The Company's amended and restated certificate of incorporation provides a minimum net tangible asset threshold of $5,000,001. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting periods. Increases or decreases in the carrying amount of Redemption Shares will be affected by charges against additional paid-in capital.

At September 30, 2020, there were 31,625,000 Public Shares, of which 30,117,474 were classified as Redeemable Shares, classified outside of permanent equity, and 1,507,526 classified as Class A common stock. At December 31, 2019, of the 31,625,000 Public Shares, 30,181,451 were classified as Redeemable Shares, and 1,443,549 were classified as Class A common stock.

For further information on the Founders Shares, see Note 5.

3.    Stockholder’s Equity

In 2015, JFG Sponsor purchased an aggregate of 1,000 shares of the Company’s common stock (100% of the issued and outstanding shares) for $1,000. On February 4, 2019, the Company amended the total number of authorized shares of all classes of capital stock to 221,000,000, of which 200,000,000 shares are Class A shares at par value $0.0001 per share; 20,000,000 shares are Class B shares at par value $0.0001 per share (the “Founders Shares”); and 1,000,000 shares are Preferred stock at par value $0.0001 per share. Simultaneously, the Company reclassified all of its issued and outstanding shares of common stock to Founders Shares and conducted a 1:2,775 stock split. Also, on February 14, 2019, the Company issued 2,975,000 additional Founders Shares to FEI for $10,000. On March 13, 2019, the Company conducted a 1:1.25 stock split and on May 6, 2019 a 1:1.10 stock split of the Founders Shares. The financial statements reflect the changes from these splits retroactively for all periods presented.

Following these transactions, the Sponsors owned 7,906,250 issued and outstanding Founders Shares and the Company had $11,000 of invested capital, or approximately $0.001 per share.

Redeemable Shares

All of the 31,625,000 Public Shares sold as part of the Public Offering contain a redemption feature as defined in the Public Offering.  In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity.  The Company’s amended and restated certificate of incorporation provides a minimum net tangible asset threshold of $5,000,001.  The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period.  Increases or decreases in the carrying amount of Redemption Shares will be affected by charges against additional paid-in capital.

At December 31, 2019, there were 31,625,000 Public Shares, of which 30,181,451 were classified as Redeemable Shares, classified outside of permanent equity, and 1,443,549 classified as Class A common stock.

For further information on the Founders Shares, see Note 5.